Consolidated Statements of Cash Flow - CAD ($)	12 Months Ended
	Aug. 31, 2018	Aug. 31, 2017
Operating
Net loss	$ (6,897,397)	$ (6,434,112)
Adjustments to reconcile net loss to cash flow from operating activities:
Depreciation	386,845	421,984
Write-off of mineral properties and deferred exploration costs		124,717
Share based payments	1,598,883	1,772,663
Accretion on asset retirement obligation	11,086	10,934
Interest accretion	819,060	725,696
Foreign exchange	(14,011)	(384,216)
Shares issued for payment of interest on bullion loans	425,717	429,426
Loss on shares issued for settlement of debt	522,281	141,108
Loss on settlement of lawsuit	95,241
Gain on sale of property, plant and equipment		(2,030)
Non cash directors’ fees		75,200
Other receivables	64,205	(74,619)
Inventory	(7,902)	32,119
Prepaid expenses	(41,753)	79,111
Trade, other payables and accrued liabilities	686,545	(1,201,470)
Cash used in operating activities	(2,351,200)	(4,283,489)
Investing
Mineral properties and deferred exploration costs, net of recoveries	(1,305,094)	(1,568,614)
Property, plant and equipment, net of proceeds from sale	(7,076)	13,803
Cash used in investing activities	(1,312,170)	(1,554,811)
Financing
Proceeds - private placements		5,589,501
Repayment of loans from related parties		(32,686)
Interest on leases	11,188	25,872
Proceeds from issuance of convertible loans	1,754,291	1,181,993
Proceeds from issuance of gold bullion loans	1,312,660
Cash provided by financing activities	3,078,139	6,764,680
Net increase (decrease) in cash	(585,231)	926,380
Cash, beginning of year	1,011,293	84,913
Cash, end of year	426,062	1,011,293
Non-cash transactions:
Share based payments capitalized to mineral properties		16,497
Shares issued pursuant to RSU plan	188,722	1,040,990
Shares issued for interest on gold loans	612,900	542,447
Exercise of warrants – cashless exercise		1,742,000
Shares issued as financing fee for convertible loans	$ 234,752	$ 92,805